INVESTMENTS IN SALES-TYPE LEASES, DIRECT FINANCING LEASES AND LEASEBACK ASSETS (Schedule of Interest Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Sale Leaseback Transaction [Line Items]
Investments in sales type and direct financing leases	$ 5,021	$ 14,173	$ 57,579
Investments in leaseback assets	3,895	5,351	13,637
Total	8,916	19,524	71,216
Interest income related parties – direct financing leases	382	5,186	5,196
Affiliated Entity | Frontline Shipping
Sale Leaseback Transaction [Line Items]
Interest income related parties – direct financing leases	$ 400	$ 1,500	$ 1,700